Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.92%
Finland–1.24%
Enento Group OYJ(a)	123,300	$2,294,973
France–20.11%
Exail Technologies S.A.(b)	150,587	3,640,792
Gerard Perrier Industrie S.A.	44,160	4,716,460
HEXAOM S.A.(b)	80,990	1,853,202
Infotel S.A.	94,803	4,804,355
Kaufman & Broad S.A.	156,325	4,557,644
Linedata Services	40,177	2,965,251
Neurones	160,814	7,948,417
Totalenergies EP Gabon	17,124	3,099,634
VusionGroup(b)	23,800	3,659,016
		37,244,771
Georgia–3.11%
TBC Bank Group PLC	142,101	5,764,461
Germany–5.16%
CompuGroup Medical SE & Co. KGaA	78,649	2,420,422
CTS Eventim AG & Co. KGaA	42,397	3,769,637
flatexDEGIRO AG(b)	300,740	3,369,040
		9,559,099
Greece–2.03%
Karelia Tobacco Co., Inc. S.A.	10,265	3,764,285
Hungary–1.07%
Richter Gedeon Nyrt	78,400	1,988,454
Ireland–1.23%
Origin Enterprises PLC	667,984	2,270,039
Israel–1.71%
Hilan Ltd.	49,741	3,160,258
Italy–5.62%
Gruppo MutuiOnline S.p.A.	85,783	3,463,406
MARR S.p.A.	236,352	3,002,750
Technogym S.p.A.(a)(c)	397,739	3,946,309
		10,412,465
Netherlands–1.60%
SBM Offshore N.V.	185,296	2,959,486
Norway–1.28%
Bouvet ASA	414,124	2,369,453
Poland–5.76%
Mo-BRUK S.A.	37,144	3,030,704
Text S.A.	117,368	2,644,652
Warsaw Stock Exchange	471,420	4,996,617
		10,671,973
Portugal–0.83%
Conduril - Engenharia S.A.	51,453	1,532,078
Romania–0.61%
Fondul Proprietatea S.A.	9,933,385	1,125,743
Shares		Value
Sweden–3.69%
Kindred Group PLC, SDR	360,330	$4,184,677
Proact IT Group AB	256,453	2,649,187
		6,833,864
Switzerland–4.74%
Carlo Gavazzi Holding AG, BR	9,525	3,437,000
Kardex Holding AG	19,018	5,339,056
		8,776,056
United Kingdom–33.34%
4imprint Group PLC	43,626	3,482,873
City of London Investment Group PLC	471,000	1,861,311
Clarkson PLC	120,316	6,093,635
DCC PLC	89,027	6,477,257
Diploma PLC	174,689	8,205,393
Gamma Communications PLC	157,000	2,711,050
Hays PLC	1,455,000	1,737,206
IG Group Holdings PLC	582,364	5,373,289
ME Group International PLC	2,161,089	4,543,824
Mortgage Advice Bureau Holdings Ltd.	353,571	4,055,826
Renew Holdings PLC	741,398	8,651,376
Savills PLC	220,504	2,970,993
Serco Group PLC	1,695,918	4,060,503
XP Power Ltd.	110,931	1,529,781
		61,754,317
United States–1.79%
Signify N.V.	107,774	3,317,766
Total Common Stocks & Other Equity Interests (Cost $127,917,453)		175,799,541
Money Market Funds–4.84%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	2,910,018	2,910,018
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	2,714,552	2,715,638
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	3,325,735	3,325,735
Total Money Market Funds (Cost $8,950,996)		8,951,391
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $136,868,449)		184,750,932
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 7.57%(d)(e)(f)	124,406	124,406
Invesco Private Prime Fund, 5.49%(d)(e)(f)	319,730	319,890
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $444,322)		444,296
TOTAL INVESTMENTS IN SECURITIES—100.00% (Cost $137,312,771)		185,195,228
OTHER ASSETS LESS LIABILITIES–0.00%		7,075
NET ASSETS–100.00%		$185,202,303

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Investment Abbreviations:
BR	– Bearer Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $6,241,282, which represented 3.37% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,401,117	$2,817,451	$(2,308,550)	$-	$-	$2,910,018	$35,109
Invesco Liquid Assets Portfolio, Institutional Class	2,352,979	2,012,466	(1,648,965)	(611)	(231)	2,715,638	34,411
Invesco Treasury Portfolio, Institutional Class	2,744,133	3,219,945	(2,638,343)	-	-	3,325,735	40,026
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	228,000	2,976,041	(3,079,635)	-	-	124,406	7,787*
Invesco Private Prime Fund	586,270	6,772,017	(7,038,192)	(240)	35	319,890	20,574*
Total	$8,312,499	$17,797,920	$(16,713,685)	$(851)	$(196)	$9,395,687	$137,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Finland	$—	$2,294,973	$—	$2,294,973
France	—	37,244,771	—	37,244,771
Georgia	—	5,764,461	—	5,764,461
Germany	—	9,559,099	—	9,559,099
Greece	—	3,764,285	—	3,764,285
Hungary	—	1,988,454	—	1,988,454
Ireland	—	2,270,039	—	2,270,039
Israel	—	3,160,258	—	3,160,258
Italy	—	10,412,465	—	10,412,465
Netherlands	—	2,959,486	—	2,959,486
Norway	—	2,369,453	—	2,369,453
Poland	—	10,671,973	—	10,671,973
Portugal	1,532,078	—	—	1,532,078
Romania	—	1,125,743	—	1,125,743
Sweden	—	6,833,864	—	6,833,864
Switzerland	—	8,776,056	—	8,776,056
United Kingdom	—	61,754,317	—	61,754,317
United States	—	3,317,766	—	3,317,766
Money Market Funds	8,951,391	444,296	—	9,395,687
Total Investments	$10,483,469	$174,711,759	$—	$185,195,228
Invesco EQV European Small Company Fund